LONG-TERM PREPAYMENT	12 Months Ended
Sep. 30, 2023
LONG-TERM PREPAYMENT
LONG-TERM PREPAYMENT

NOTE 8 - LONG-TERM PREPAYMENT

Long-term prepayment as of September 30, 2022 consists of the cash deposit of RMB 74,317,541 Zhejiang Zhengkang pledged to one entities, which the Company is seeking to acquire certain percentage of ownership of (the “Target Company”). The deposit was used as acquisition deposits required by the Target Company in order to execute their respective acquisition memorandum which details the acquisition and valuation methods but is not legally binding. In the case that the acquisition is approved by both parties, the deposits will be used as initial payments and offset the total cash considerations of the deal. If any of the acquisition failed to be approved, the Target Companies are obligated to return the deposit to Zhejiang Zhengkang.

During the fiscal year ended September 30, 2022, the proposed acquisition was terminated due to the target was acquired by a Chinese State Owned Enterprise, and the Target Company is obligated to return the fund to the Company. The Company reached oral agreement with the Target Company to settle all or part of its outstanding long-term deposit by acquiring its patents which has not yet been finalized as of September 30, 2022, and therefore the Company reclassified the outstanding long-term deposit to long-term prepayment with amount of $10,447,395. Subsequent to yearend, the Company acquired a patent with appraised value of RMB 4,990,000.

During the fiscal year ended September 30, 2023, the Company and Target Company agreed on certain research and development arrangements which Target Company was delegated to conduct certain research and development programs. The arrangements were intended to strengthen the Company’s competitive advantage by leveraging the Target Company’s research capabilities. The Company is not obligated to fund the research and development programs but having the right of first refusal to acquire any patent or technical innovation generated out of the programs. Patent or technical innovation, if acquired by the Company, will be appraised and the appraised value will settle all or part of the outstanding long-term deposit. However, during the fiscal year ended September 30, 2023, no patent or technical innovation was materialized, and the Company demanded the payback of the long-term prepayment. Due to the uncertainty of collection and prospect of the research programs, the Company has written off approximately of $9.83 million long-term prepayment.